Commitments and Contingencies (Details)				1 Months Ended	9 Months Ended	12 Months Ended
	Jul. 07, 2022 USD ($)	Jan. 11, 2022 USD ($) $ / shares shares	Dec. 21, 2021 USD ($) $ / shares shares	Jun. 30, 2023 USD ($)	Sep. 30, 2023 USD ($) $ / shares	Dec. 31, 2022 USD ($)	Jul. 07, 2023 $ / shares	Jan. 30, 2023 USD ($)	Dec. 31, 2021 $ / shares
Commitments and Contingencies [Line Items]
Underwriting commission per unit (in Dollars per share) | $ / shares			$ 0.2		$ 0.35
Underwriting commission amount			$ 2,500,000		$ 5,775,000
Underwriting reimbursement of costs			500,000
Purchase of additional units (in Shares) | shares		2,250,000
Deferred underwriting fee				$ 4,042,500
Deferred underwriting fee payable				1,732,500
Accrued Expenses					1,469,530
Accounts payable					50,000
Share price (in Dollars per share) | $ / shares		$ 9.98							$ 9.93
Gross percentage							2.00%
Earnout consideration					$ 65,000,000
Maximum number of demands for registration of securities						3
Business combination to register period						30 days
Underwriting reimbursement of costs			500,000			$ 500,000
Underwriters' net commission			2,500,000			2,800,000
Deferred fee per unit (in Dollars per share) | $ / shares		$ 0.35
Aggregate deferred underwriting fee payable		$ 5,775,000
M&A Advisory Agreement [Member]
Commitments and Contingencies [Line Items]
Share price (in Dollars per share) | $ / shares					$ 10
Minimum [Member]
Commitments and Contingencies [Line Items]
Underwriting commission amount				1,732,500
Ranges percentage					0.50%
Enterprise value amount					$600,000,000
Shareholders agreement amount					$ 20,000,000
Maximum [Member]
Commitments and Contingencies [Line Items]
Underwriting commission amount				$ 4,042,500
Ranges percentage					1.50%
Enterprise value amount					$200,000,000
Shareholders agreement amount					$ 45,000,000
Working capital loans warrant [Member]
Commitments and Contingencies [Line Items]
Conversion of working capital loans					1,500,000
Loan conversion agreement warrant						1,500,000
Over-Allotment Option [Member]
Commitments and Contingencies [Line Items]
Underwriting commission per unit (in Dollars per share) | $ / shares		$ 0.2
Underwriting commission amount		$ 300,000
Underwriting reimbursement of costs		300,000
Underwriting reimbursement of costs						525,000
Underwriters' net commission		$ 300,000
Number of units sold (in Shares) | shares		1,500,000
Private Placement Agreements [Member]
Commitments and Contingencies [Line Items]
Share price (in Dollars per share) | $ / shares							$ 10
IPO [Member]
Commitments and Contingencies [Line Items]
Aggregate underwriting commission			$ 3,000,000
Underwriter option period		45 days
Number of units sold (in Shares) | shares		2,250,000	15,000,000
Underwriting Agreement [Member]
Commitments and Contingencies [Line Items]
Underwriting commission per unit (in Dollars per share) | $ / shares			$ 0.17
Underwriting commission per unit (in Dollars per share) | $ / shares			0.17
Legal Advisory Agreement [Member]
Commitments and Contingencies [Line Items]
Retainer fee related to business combination	$ 50,000				150,000
Additional obligations pay	200,000
Legal fees	250,000
Total retainer fee	50,000
Additional retainer fee	$ 200,000
Accounts payable and accrued expenses						$ 254,019
Legal Advisory Agreement [Member] | Subsequent Event [Member]
Commitments and Contingencies [Line Items]
Initial retainer fee								$ 50,000
Business Combination [Member]
Commitments and Contingencies [Line Items]
Total consideration adjustment value					80,000,000
Underwriting Agreement [Member]
Commitments and Contingencies [Line Items]
Underwriting commission per unit (in Dollars per share) | $ / shares			$ 0.2
Underwriting commission amount			$ 3,000,000
Set Jet Stockholders [Member] | Business Combination [Member]
Commitments and Contingencies [Line Items]
Total consideration adjustment value					$ 145,000,000